Investments in Associates - Schedule of Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [Line Items]
Beginning balance	$ 9,147	$ 0
Cash investment in associate	0	19,961	$ 0
Additional investment as a result of backstop settlement (see above)		8,424
Gain/(loss) on dilution of ownership interest in associates		13,793
Share in net loss of associates	(6,055)	(27,749)	(73,703)
Reversal of equity method losses recorded against LTIs (due to decrease in LTI fair value)		(4,406)
Impairment	0	(8,390)	0
Ending balance	3,185	9,147	$ 0
Gelesis
Disclosure of associates [Line Items]
Share in other comprehensive income of associates	92	(166)
Ending balance	$ 4,910
Sonde
Disclosure of associates [Line Items]
Investment in Sonde - deconsolidation		$ 7,680